Leases and commitments - Maturities of Lease Liabilities, Topic 842 (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finance Leases
2025	$ 0.5
2026	0.6
2027	0.6
2028	0.7
2029	0.4
Thereafter	0.0
Total lease payments	2.8
Less imputed interest	0.0
Total	2.8	$ 0.3
Operating Leases
2025	19.2
2026	14.8
2027	8.3
2028	5.9
2029	5.0
Thereafter	6.2
Total lease payments	59.4
Less imputed interest	15.5
Total	$ 43.9	$ 44.7